Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	Harbor ETF Trust
CIK	dei_EntityCentralIndexKey	0001860434
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Aug. 22, 2023
Effective Date	dei_DocumentEffectiveDate	Aug. 22, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A